United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		January 18, 2010

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$85,100,759










Title
of

Value

Invs
t
Other
Voting
Authority


Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
12,624
185132
Sole

185132


Oracle Corporation
Com
68389X105
3,204
130620
Sole

130620


Johnson & Johnson
Com
478160104
3,166
49153
Sole

49153


Microsoft Corporation
Com
594918104
2,909
95450
Sole

95450


Noble Corp.
Com
H5833N10
3
2,899
71223
Sole

71223


Novartis A G ADR (Switzerland)
Com
66987V109
2,807
51575
Sole

51575


Kohls Corporation
Com
500255104
2,786
51667
Sole

51667


Procter & Gamble Co
Com
742718109
2,697
44491
Sole

44491


Google Inc.
Com
38259P508
2,695
4347
Sole

4347


Becton Dickinson & Co
Com
075887109
2,635
33413
Sole

33413


Danaher Corp Del
Com
235851102
2,552
33940
Sole

33940


Costco Wholesale Corporation New
Com
22160K105
2,552
43131
Sole

43131


ConocoPhillips
Com
20825C104
2,517
49284
Sole

49284


Intel Corporation
Com
458140100
2,454
120285
Sole

120285


Verizon Communications
Com
92343V104
2,367
71436
Sole

71436


ANSYS Inc.
Com
03662Q105
2,337
53770
Sole

53770


Cerner Corporation
Com
156782104
2,243
27205
Sole

27205


Colgate Palmolive Co
Com
194162103
2,222
27045
Sole

27045


International Business Machines
Com
459200101
2,212
16897
Sole

16897


Public Svc Enterprise Group Inc.
Com
744573106
2,142
64412
Sole

64412


L-3 Communications Hldgs Inc.
Com
502424104
2,114
24309
Sole

24309


Accenture Ltd.
Com
G1151C101
2,089
50340
Sole

50340


Thermo Fisher Scientific Inc.
Com
883556102
2,071
43422
Sole

43422


Bank of New York Mellon Corp.
Com
064058100
1,977
70669
Sole

70669


Chevron Corporation
Com
166764100
1,954
25378
Sole

25378


EMC Corp Mass
Com
268648102
1,844
105529
Sole

105529


Eaton Corporation
Com
278058102
1,820
28605
Sole

28605


BP PLC ADR
Com
055622104
1,818
31356
Sole

31356


Cisco Systems Inc.
Com
17275R102
1,774
74084
Sole

74084


Stericycle Inc.
Com
858912108
1,640
29725
Sole

29725


Murphy Oil Corp
Com
626717102
1,421
26224
Sole

26224


Parker-Hannifin
Com
701094104
803
14902
Sole

14902


Lincoln Elec Hldgs Inc.
Com
533900106
400
7486
Sole

7486


PetroHawk Energy Corp.
Com
716495106
331
13795
Sole

13795


General Elec Company
Com
369604103
327
21628
Sole

21628


America Movil S A De C V Spon Adr L
Shs
Com
02364W105
253
5380
Sole

5380


Merck & Co. Inc.
Com
589331107
239
6551
Sole

6551


Philip Morris International Inc

718172109
207
4300
Sole

4300

